Summary of Principal Accounting Policies - VIE percentages (Details) - Item	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable interest entity
Number of terms in arrangements to provide financial support to VIEs				0
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Percentage of consolidated revenues contributed by VIE	7.00%	37.00%	59.00%
Percentage of consolidated net income contributed by VIE	(11.00%)	(289.00%)	109.00%
Percentage of consolidated total assets contributed by VIE	0.40%	7.00%